Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policy Information [Abstract]
Disclosure of subsidaries [Table Text Block]
Subsidiary	Place of incorporation	Functional currency
Eastmain Mines Inc. ("Eastmain Mines") (a)	Canada	CAD
Eastmain Resources Inc. ("Eastmain")	ON, Canada	CAD
Fury Gold USA Limited ("Fury Gold USA") (b)	Delaware, U.S.A.	USD
North Country Gold Corp. ("North Country")	BC, Canada	CAD

Disclosure of joint arrangements and investments in associates [Table Text Block]
Associates and joint arrangement	Ownership interest	Location	Classification and accounting method
Dolly Varden	22.030%	BC, Canada	Associate; equity method
UMS	25.000%	BC, Canada	Associate; equity method
ESJV	50.022%	Quebec, Canada	Joint operation

Disclosure of estimated useful lives of property, plant and equipment [Table Text Block]
• Computer equipment	3 years

• Machinery and equipment	5-10 years

• Right-of-use ("ROU") assets	the lease term, unless the transfer of the asset ownership is reasonably certain at the end of the lease term, whereupon depreciation is over the useful life.